Business Combinations - Narrative (Details) - USD ($)									1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Nov. 01, 2021	Feb. 17, 2021	Jan. 15, 2021	Dec. 11, 2020	Oct. 28, 2020	Jun. 22, 2020	Jun. 01, 2020	Mar. 02, 2020	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Feb. 09, 2020
Business Acquisition [Line Items]
Goodwill											$ 52,711,000	$ 96,314,000	$ 52,711,000	$ 96,230,000	$ 0
Contingent earnout expense										$ 0	0	11,337,000
Contingent earnout expense not yet settled										$ 0	0	448,000
Notes payable to sellers											1,827,000	1,000,000	1,827,000	1,000,000
Adcole
Business Acquisition [Line Items]
Percent of ownership acquired								100.00%
Goodwill								$ 21,525,000
Purchase consideration								$ 32,640,000
DSS
Business Acquisition [Line Items]
Percent of ownership acquired							100.00%
Number of units acquired (in shares)							1,000,000
Measurement period adjustment - acquisition												(85,000)
Goodwill							$ 3,899,000					3,900,000
Purchase consideration							4,940,000
Common stock issued							$ 1,000,000
MIS
Business Acquisition [Line Items]
Percent of ownership acquired						100.00%
Number of units acquired (in shares)						2,615,726
Measurement period adjustment - acquisition												(512,000)
Goodwill						$ 14,808,000						14,800,000
Earnout amount per dollar of acquiree revenue (in dollars per share)													1.50
Earnout amount													40,000,000
Contingent earnout not to exceed											15,000,000		15,000,000
Contingent earnout, not less than											$ 0		$ 0
Fair value of contingent earnout												11,500,000
Purchase consideration						45,393,000
Common stock issued						$ 2,616,000
MIS | Cash Consideration
Business Acquisition [Line Items]
Contingent earnout expense												2,200,000
MIS | Equity Consideration
Business Acquisition [Line Items]
Contingent earnout expense												9,300,000
Roccor
Business Acquisition [Line Items]
Percent of ownership acquired					100.00%
Number of units acquired (in shares)					1,564,531
Measurement period adjustment - acquisition												(684,000)
Goodwill					$ 6,041,000							6,000,000
Fair value of contingent earnout					600,000
Contingent earnout expense not yet settled												500,000
Funds held in escrow					500,000
Fair value of revenue variance					400,000
Escrow amount					100,000
Escrow amount paid to sellers									$ 100,000
Purchase consideration					17,221,000
Common stock issued					1,565,000
Roccor | Earnout Scenario One
Business Acquisition [Line Items]
Contingent earnout, not less than					0
Contingent earnout amount, threshold one					30,000,000
Roccor | Earnout Scenario Two
Business Acquisition [Line Items]
Contingent earnout amount, median					1,000,000
Contingent earnout amount, threshold two					30,000,000
Contingent earnout amount, threshold three					40,000,000
Notes payable to sellers												1,000,000
Roccor | Earnout Scenario Three
Business Acquisition [Line Items]
Contingent earnout not to exceed					2,000,000
Contingent earnout amount, threshold three					$ 40,000,000
LoadPath
Business Acquisition [Line Items]
Percent of ownership acquired				100.00%
Number of units acquired (in shares)				800,000
Measurement period adjustment - acquisition												(1,427,000)
Goodwill				$ 3,386,000								3,400,000
Purchase consideration				8,398,000
Common stock issued				$ 800,000
Oakman
Business Acquisition [Line Items]
Percent of ownership acquired			100.00%
Number of units acquired (in shares)			1,000,000
Measurement period adjustment - acquisition												1,917,000
Goodwill			$ 8,783,000									8,800,000		8,800,000
Purchase consideration			14,252,000
Cash payment amount			12,200,000
Common stock issued			$ 2,110,000
DPSS
Business Acquisition [Line Items]
Percent of ownership acquired		100.00%
Measurement period adjustment - acquisition												350,000
Goodwill		$ 11,254,000										$ 11,300,000		$ 11,300,000
Purchase consideration		$ 27,305,000
Techshot
Business Acquisition [Line Items]
Percent of ownership acquired	100.00%
Number of units acquired (in shares)	3,029,596
Goodwill	$ 26,521,000
Purchase consideration	40,721,000
Common stock issued	$ 38,493,000